CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
COST OF REVENUES	1,377	1,539	3,011	2,696	2,291
GROSS PROFIT	694	1,187	2,993	2,253	1,120
OPERATING EXPENSES:
Research and development	2,607	1,093	2,474	1,338	1,330
Selling and marketing	1,246	1,045	1,973	1,236	1,040
General and administrative (including $1,454, $8,542, $869 and $65 of share based compensation for the six month period ended June 30, 2012, and the years ended December 31, 2011, 2010 and 2009, respectively)	3,999	2,391	12,275	2,898	1,467
Total operating expenses	7,852	4,529	16,722	5,472	3,837
LOSS FROM OPERATIONS	(7,158)	(3,342)	(13,729)	(3,219)	(2,717)
FINANCIAL EXPENSES (INCOME), net	(109)	787	934	154	(40)
LOSS BEFORE TAX EXPENSES	(7,049)	(4,129)	(14,663)	(3,373)	(2,677)
TAX EXPENSES	32	20	2	47	47
NET LOSS	$ (7,081)	$ (4,149)	$ (14,665)	$ (3,420)	$ (2,724)
NET LOSS PER SHARE - basic and diluted	$ (0.1)	$ (0.07)	$ (0.24)	$ (0.07)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	68,176,882	57,312,945	61,439,700	49,234,528	47,658,853